Short-Term and Long-Term Borrowings - Schedule of Long-term Borrowings (Details) - Long-Term Borrowings [Member]	12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)
Schedule of Long-term Borrowings [Line Items]
Long-term borrowings, Amount	$ 5,442,709	¥ 39,710,000
Agricultural Bank [Member]
Schedule of Long-term Borrowings [Line Items]
Long-term borrowings, Amount	$ 1,361,020	¥ 9,930,000
Long-term borrowings, Issuance Date	Apr. 28, 2022
Long-term borrowings, Expiration Date	Apr. 25, 2025
Long-term borrowings, Interest	3.95%	3.95%
Agricultural Bank [Member]
Schedule of Long-term Borrowings [Line Items]
Long-term borrowings, Amount	$ 1,362,390	¥ 9,940,000
Long-term borrowings, Issuance Date	Dec. 09, 2022
Long-term borrowings, Expiration Date	Dec. 08, 2025
Long-term borrowings, Interest	3.95%	3.95%
Agricultural Bank [Member]
Schedule of Long-term Borrowings [Line Items]
Long-term borrowings, Amount	$ 1,362,390	¥ 9,940,000
Long-term borrowings, Issuance Date	Dec. 15, 2022
Long-term borrowings, Expiration Date	Dec. 13, 2025
Long-term borrowings, Interest	3.95%	3.95%
Agricultural Bank [Member]
Schedule of Long-term Borrowings [Line Items]
Long-term borrowings, Amount	$ 1,356,909	¥ 9,900,000
Long-term borrowings, Issuance Date	Sep. 26, 2023
Long-term borrowings, Expiration Date	Sep. 25, 2026
Long-term borrowings, Interest	3.45%	3.45%